Inventories (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Inventories

Million US dollar	31 December 2022	31 December 2021
Prepayments	87	115
Raw materials and consumables	3 851	3 072
Work in progress	529	451
Finished goods	1 837	1 537
Goods purchased for resale	308	224

Inventories	6 612	5 399

Inventories other than work in progress
Inventories stated at net realizable value	395	368